Note 27 - Subsequent Events (Details Textual) - CAD ($)			3 Months Ended	12 Months Ended
	Feb. 20, 2026	Feb. 27, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Shares issued, price per share (in dollars per share)		$ 3.24
Proceeds from issue of ordinary shares				$ 0	$ 1,221,000	$ 19,960,000
Payments for share issue costs				$ (0)	$ (0)	$ 284,000
ATM program [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares)			4,734,605
Shares issued, price per share (in dollars per share)			$ 1.38
Proceeds from issue of ordinary shares			$ 6,535
Payments for share issue costs			$ 295,000
Increase in equity offering, amount	$ 25,000,000